RISK MANAGEMENT - Credit quality of financial assets (excluding loan portfolio) - Other accounts receivable at amortized cost - Evaluated using simplified approach (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 304,853,883	$ 280,746,878
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	(10,478,009)	(10,521,501)
Trade Receivables And Contract Assets From Individual Customers | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	1,071,136	924,037
Trade Receivables And Contract Assets From Individual Customers | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	6,400,933	6,152,455
Trade Receivables And Contract Assets From Individual Customers | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (178,739)	$ (189,485)
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.54%	0.18%
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 5,021,674	$ 4,949,057
Trade Receivables And Contract Assets From Individual Customers | Not later than one month [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (26,971)	$ (8,889)
Trade Receivables And Contract Assets From Individual Customers | Later than one month and not later than two months [member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.11%	0.36%
Trade Receivables And Contract Assets From Individual Customers | Later than one month and not later than two months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 128,404	$ 173,165
Trade Receivables And Contract Assets From Individual Customers | Later than one month and not later than two months [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (1,428)	$ (621)
Trade Receivables And Contract Assets From Individual Customers | Later than two months and not later than three months [member]
Disclosure of financial assets [line items]
Expected credit loss rate	0.94%	1.89%
Trade Receivables And Contract Assets From Individual Customers | Later than two months and not later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	$ 179,719	$ 106,196
Trade Receivables And Contract Assets From Individual Customers | Later than two months and not later than three months [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (1,682)	$ (2,007)
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member]
Disclosure of financial assets [line items]
Expected credit loss rate	13.88%	19.26%
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member] | Financial instruments credit-impaired [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,071,136	$ 924,037
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member] | Gross carrying amount [member]
Disclosure of financial assets [line items]
Financial assets	1,071,136	924,037
Trade Receivables And Contract Assets From Individual Customers | Later than three months [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	$ (148,658)	$ (177,968)